Securitizations and Variable Interest Entities - Fair Value of Firm's Retained Interests and Sensitivity of This Fair Value (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015
Variable Interest Entity [Line Items]
Fair value of retained interests		¥ 200.0	¥ 233.0
Material retained interests held [Member]
Variable Interest Entity [Line Items]
Fair value of retained interests	[1]	¥ 171.0	¥ 208.0
Weighted-average life (Years)		5 years 5 months	5 years 5 months
Constant prepayment rate		5.40%	6.10%
Impact of 10% adverse change		¥ (1.4)	¥ (2.3)
Impact of 20% adverse change		¥ (2.4)	¥ (4.3)
Discount rate		2.40%	2.40%
Impact of 10% adverse change		¥ (0.9)	¥ (0.9)
Impact of 20% adverse change		¥ (1.6)	¥ (1.8)

[1]	The sensitivity analysis covers the material retained interests held of \208 billion out of \233 billion as of March 31, 2015 and \171 billion out of \200 billion as of March 31, 2016. Nomura considers the amount or the probability of anticipated credit loss from the retained interests which Nomura continuously holds would be minimal.